EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	169,946	169,809
Net Income (loss) attributable to the Company	$ 41,113	$ (36,501)